Property And Equipment, Net (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Dec. 31, 2011 CNY
Property and equipment, at cost	$ 7,700	48,924	51,974
Less: accumulated depreciation	(5,352)	(34,008)	(34,083)
Property and equipment, net	$ 2,348	14,916	17,891